Commitments and contingencies - Additional Information (Detail) - USD ($)	Nov. 01, 2024	Dec. 31, 2024	Nov. 13, 2024
Commitments And Contingencies [Line Items]
Percentage of entity's revenue	4.00%
Pre tax internal rate of return	12.50%
Period of exercise the option	60 days
Percentage of total cost to achieve minimum rate of production	30.00%
Statement of claim file in the court			$ 367,080
Option Agreement [Member]
Commitments And Contingencies [Line Items]
Cash consideration of acquired an option	$ 1,000,000
Key management personnel of entity or parent [member]
Commitments And Contingencies [Line Items]
Contractual capital commitments		$ 17,696,000
Committed for payment upon termination		$ 9,138,000